Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Peerless Option Income Wheel ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%	10.94%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	13.12%